Other current operating assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	SFr 15.5	SFr 21.0
Indirect taxes (VAT/GST) receivables	35.1	39.7
Social security receivables	12.9	9.3
Other current assets	23.2	7.0
Other current operating assets	SFr 86.8	SFr 77.0